INVESTMENT IN EQUITY METHOD INVESTEES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT IN EQUITY METHOD INVESTEES [Abstract]
Summary of Financial Information of Equity Method Investees
	2011	2012
Balance sheets
Current assets	$24,173	$19,608
Non-current assets	13,093	18,363
Current liabilities	433	528
Non-current liabilities	30	30

	2010	2011	2012
Results of operations
Revenues	$6,255	$4,823	$4,904
Gross profit	2,134	2,342	2,700
Loss from operations	(2,666)	(3,816)	(555)
Net loss	$(2,293)	$(2,782)	$(9)